Current assets and liabilities - Prepaid expenses and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets and liabilities
Prepaid expenses	€ 22,240	€ 18,395
Other current assets	23,279	32,950
Total prepaid expenses and other current assets	45,519	51,345
VAT-related receivables	€ 14,149	€ 17,844